Accrued expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued expenses [Abstract]
Accrued expenses
(7)	Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,	March 31,
	2012	2013
Accrued consulting and professional fees	$387	$726
Accrued research and development	453	467
Accrued interest on convertible notes	373	188
Other	241	149
	$1,454	$1,530

(8)          Accrued expenses

Accrued expenses consist of the following (in thousands):
	December 31,
	2011	2012
Accrued consulting and professional fees	$119	$387
Accrued research and development	235	453
Accrued interest on convertible notes	—	373
Other	83	241
	$437	$1,454